UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE SERIES

FUNDS INC

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND

FORM N-Q

SEPTEMBER 30, 2004

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND

Schedule of Investments (unaudited)	September 30, 2004

Shares	Security	Value
COMMON STOCK - 61.9%

CONSUMER DISCRETIONARY - 7.0%

Automobiles - 0.1%
3,174	DaimlerChrysler AG	$131,467

Hotels, Restaurants and Leisure - 0.8%
24,400	McDonald’s Corp.	683,932

Leisure Equipment and Products - 0.2%
6,600	Eastman Kodak Co.+	212,652

Media - 4.6%
19,395	Comcast Corp., Class A Shares (a)	547,715
27,989	The DIRECTV Group, Inc. (a)	492,327
21,875	Liberty Media Corp., Series A Shares (a)	190,750
1,312	Liberty Media International, Inc., Series A Shares (a)	43,771
68,130	The News Corp. Ltd., Sponsored ADR	2,134,513
53,000	Time Warner Inc. (a)	855,420

		4,264,496

Multiline Retail - 2.1%
13,400	Costco Wholesale Corp.	556,904
19,200	Federated Department Stores, Inc.	872,256
8,700	Wal-Mart Stores, Inc.	462,840

		1,892,000

Specialty Retail - 1.5%
33,800	The Home Depot, Inc.	1,324,960

	TOTAL CONSUMER DISCRETIONARY	6,374,994

CONSUMER STAPLES - 8.8%

Beverages - 2.5%
13,500	Anheuser-Busch Cos., Inc.	674,325
19,200	The Coca-Cola Co.	768,960
16,900	PepsiCo, Inc.	822,185

		2,265,470

Food and Drug Retailing - 2.3%
46,500	The Kroger Co. (a)	721,680
71,900	Safeway Inc. (a)	1,388,389

		2,110,069

Food Products - 0.7%
9,800	H.J. Heinz Co.	352,996
13,900	Sara Lee Corp.	317,754

		670,750

Household Products - 2.0%
5,800	Colgate-Palmolive Co.	262,044
6,000	Kimberly-Clark Corp.	387,540
20,600	The Procter & Gamble Co.	1,114,872

		1,764,456

Personal Products - 1.3%
29,000	The Gillette Co.	1,210,460

	TOTAL CONSUMER STAPLES	8,021,205

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Shares	Security	Value
ENERGY - 4.2%

Energy Equipment and Services - 2.8%
26,600	Diamond Offshore Drilling, Inc. +	$877,534
7,100	Schlumberger Ltd.	477,901
34,700	Transocean Inc. (a)	1,241,566

		2,597,001

Oil and Gas - 1.4%
3,800	Amerada Hess Corp.	338,200
4,800	BP PLC, Sponsored ADR	276,144
8,800	Exxon Mobil Corp.	425,304
4,200	Royal Dutch Petroleum Co., NY Shares	216,720

		1,256,368

	TOTAL ENERGY	3,853,369

FINANCIALS - 17.9%

Banks - 6.2%
40,144	Bank of America Corp.	1,739,440
63,700	The Bank of New York Co., Inc.	1,858,129
5,600	Mercantile Bankshares Corp.	268,576
5,400	SunTrust Banks, Inc.	380,214
29,000	Wachovia Corp.	1,361,550

		5,607,909

Diversified Financials - 5.6%
20,700	American Express Co.	1,065,222
78,500	J.P. Morgan Chase & Co.	3,118,805
19,400	Merrill Lynch & Co., Inc.	964,568

		5,148,595

Insurance - 6.1%
21,200	The Allstate Corp.	1,017,388
33,000	American International Group, Inc.	2,243,670
575	Berkshire Hathaway, Inc., Class B shares (a)	1,650,825
5,600	The Chubb Corp.	393,568
12,300	Horace Mann Educators Corp.	216,234

		5,521,685

	TOTAL FINANCIALS	16,278,189

HEALTHCARE - 6.1%

Healthcare Providers and Services - 0.3%
4,300	CIGNA Corp.	299,409

Pharmaceuticals - 5.8%
31,400	Abbott Laboratories	1,330,104
6,800	Bristol-Myers Squibb Co.	160,956
22,900	Johnson & Johnson	1,289,957
11,600	Merck & Co. Inc.	382,800
57,058	Pfizer Inc.	1,745,975
8,500	Wyeth	317,900

		5,227,692

	TOTAL HEALTHCARE	5,527,101

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Shares	Security	Value
INDUSTRIALS - 2.5%

Air Freight and Couriers - 0.1%
1,600	United Parcel Service, Inc., Class B Shares	$121,472

Industrial Conglomerates - 1.8%
48,300	General Electric Co.	1,621,914

Road and Rail - 0.6%
10,500	Canadian National Railway Co.	509,250

	TOTAL INDUSTRIALS	2,252,636

INFORMATION TECHNOLOGY - 8.4%

Communications Equipment - 2.0%
260,200	Lucent Technologies Inc. (a) +	824,834
54,800	Motorola, Inc.	988,592

		1,813,426

Computers and Peripherals - 3.6%
34,919	Hewlett-Packard Co.	654,731
22,900	International Business Machines Corp.	1,963,446
179,800	Sun Microsystems, Inc. (a)	726,392

		3,344,569

Semiconductor Equipment and Products - 1.3%
5,200	Intel Corp.	104,312
49,600	Texas Instruments Inc.	1,055,488

		1,159,800

Software - 1.5%
50,200	Microsoft Corp.	1,388,030

	TOTAL INFORMATION TECHNOLOGY	7,705,825

MATERIALS - 1.3%

Chemicals - 0.1%
2,283	Monsanto Co.	83,147

Metals and Mining - 1.2%
32,600	Alcoa Inc.	1,095,034

	TOTAL MATERIALS	1,178,181

TELECOMMUNICATION SERVICES - 3.2%

Diversified Telecommunication Services - 2.2%
11,840	AT&T Corp.	169,549
14,700	SBC Communications Inc.	381,465
36,252	Verizon Communications Inc.	1,427,604

		1,978,618

Wireless Telecommunication Services - 1.0%
61,208	AT&T Wireless Services, Inc. (a)	904,654

	TOTAL TELECOMMUNICATION SERVICES	2,883,272

UTILITIES - 0.2%

Electric Utilities - 0.2%
6,600	American Electric Power Co., Inc.	210,936

	TOTAL COMMON STOCK (Cost - $54,871,786)	56,420,221

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Shares	Security	Value

Face Amount
U.S. GOVERNMENT SECTOR - 23.2%
U.S. Treasury Obligations - 9.3%
	U.S. Treasury Notes:
$4,000,000	5.875% due 11/15/04 (b) +	$4,021,720
654,000	3.250% due 1/15/09 +	654,511
625,000	6.500% due 2/15/10 +	717,334
1,000,000	4.875% due 2/15/12 +	1,066,016
1,905,000	U.S. Treasury Bonds, 5.375% due 2/15/31 +	2,041,328

		8,500,909

U.S. Government Agencies - 13.9%
	Federal Home Loan Mortgage Corporation (FHLMC):
900,000	5.000%, 15 years (c)(d)	914,062
570,000	5.500%, 15 years (c)(d)	588,703
500,000	5.000%, 30 years (c)(d)	495,156
550,000	5.500%, 30 years (c)(d)	557,562
1,000,000	6.000%, 30 years (c)(d)	1,032,812
	Federal National Mortgage Association (FNMA):
800,000	5.500% due 2/15/06	832,142
450,000	6.250% due 2/1/11 +	497,485
18,174	7.000% due 7/1/15	19,295
275,241	6.500% due 6/1/28	289,485
67,999	6.500% due 7/1/28	71,518
20,385	7.000% due 2/1/29	21,681
59,073	8.000% due 1/1/31	64,286
13,218	7.500% due 3/1/31	14,171
192,799	5.000% due 3/1/34	191,324
930,000	4.500%, 15 years (c)(d)	926,803
275,000	4.500%, 30 years (c)(d)	264,859
675,000	5.000%, 30 years (c)(d)	668,039
2,500,000	5.500%, 30 years (c)(d)	2,533,595
500,000	6.000%, 30 years (c)(d)	517,187
1,000,000	6.500%, 30 years (c)(d)	1,049,062
760,000	7.000%, 30 years (c)(d)	805,837
250,000	Government National Mortgage Association (GNMA) 5.000%, 30 years (c)(d)	248,672

		12,603,736

	TOTAL U.S GOVERNMENT SECTOR (Cost - $20,569,933)	21,104,645

CORPORATE BONDS AND NOTES - 10.9%

BASIC MATERIALS - 0.4%

Forest Products and Paper - 0.2%
175,000	Domtar, Inc., Notes, 5.375% due 12/1/13	173,752

Mining - 0.2%
175,000	WMC Finance USA, 5.125% due 5/15/13	176,579

	TOTAL BASIC MATERIALS	350,331

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount	Security	Value
COMMUNICATIONS - 1.1%

Media - 0.5%
$150,000	Comcast Cable Communication Holdings, 8.375% due 3/15/13	$181,934
150,000	Cox Communications, Inc., Notes, 7.750% due 11/1/10	167,374
125,000	Time Warner Inc., 7.625% due 4/15/31	144,317

		493,625

Telecommunications - 0.6%
125,000	AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31	164,625
150,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12	181,931
175,000	Telecom Italia Capital SA, 5.250% due 11/15/13 (e)	178,623

		525,179

	TOTAL COMMUNICATIONS	1,018,804

CONSUMER CYCLICAL - 1.2%

Auto Manufacturers - 0.1%
125,000	Ford Motor Co., Notes, 7.450% due 7/16/31	122,916

Auto Parts and Equipment - 0.3%
250,000	Johnson Controls Inc., Notes, 5.000% due 11/15/06	260,082

Home Builders - 0.2%
200,000	M.D.C Holdings, Inc., 5.500% due 5/15/13	203,624

Leisure Time - 0.2%
175,000	Carnival Corp., 3.750% due 11/15/07	175,955

Retail - 0.4%
275,000	Wal-Mart Stores, Inc., Sr. Notes, 6.875% due 8/10/09	312,206

	TOTAL CONSUMER CYCLICAL	1,074,783

CONSUMER NON-CYCLICAL - 1.3%

Food - 0.4%
175,000	Kellogg Co., Notes, Series B, 6.600% due 4/1/11	197,316
125,000	Safeway Inc., Debentures, Series B, 7.250% due 2/1/31	139,369

		336,685

Healthcare Services - 0.6%
145,000	HCA Inc., Notes, 7.125% due 6/1/06	153,033
250,000	UnitedHealth Group Inc., Notes, 4.125% due 8/15/09	252,073
175,000	WellPoint Health Network Inc., Notes, 6.375% due 6/15/06	184,655

		589,761

Pharmaceuticals - 0.3%
225,000	Wyeth, Notes, 5.500% due 3/15/13	229,944

	TOTAL CONSUMER NON-CYCLICAL	1,156,390

ENERGY - 0.9%

Oil and Gas - 0.9%
175,000	Precision Drilling Corp., Notes, 5.625% due 6/1/14	183,502
225,000	Tosco Corp., Notes, 8.125% due 2/15/30	294,558
175,000	Valero Energy Corp., Notes, 7.500% due 4/15/32	205,245
175,000	XTO Energy, Inc., Notes, 4.900% due 2/1/14	174,276

	TOTAL ENERGY	857,581

FINANCIAL - 4.8%

Banks - 0.6%
250,000	Bank One Corp., Notes, 6.875% due 8/1/06	267,891

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount	Security	Value
Banks - 0.6% (continued)
$200,000	Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (e)	$251,430

		519,321

Diversified Financial Services - 3.2%
175,000	Capital One Bank, Notes, 5.750% due 9/15/10	186,796
225,000	CIT Group Inc., Sr. Notes, 7.750% due 4/2/12	266,666
275,000	Countrywide Home Loans, Inc., 4.000% due 3/22/11	267,445
140,000	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	156,331
250,000	General Electric Capital Corp., Notes, 1.979% due 6/22/07	250,278
135,000	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11	141,813
200,000	Household Finance Corp., Notes, 8.000% due 7/15/10	236,676
250,000	International Lease Finance Corp., Notes, 4.375% due 11/1/09	252,315
250,000	Lehman Brothers Holdings, Notes, 7.000% due 2/1/08	276,101
275,000	Morgan Stanley, Sub. Notes, 4.750% due 4/1/14	266,722
175,000	Pemex Financial Ltd., Notes, 9.030% due 2/15/11	204,383
250,000	SLM Corp., Notes, 1.780% due 1/25/07	250,332
150,000	Textron Financial Corp., Notes, 2.750% due 6/1/06	149,343

		2,905,201

Insurance - 0.4%
175,000	Infinity Property and Casualty Corp., Sr. Notes, 5.500% due 2/18/14	173,788
175,000	Unitrin Inc., Sr. Notes, 4.875% due 11/1/10	173,978

		347,766

Real Estate Investment Trust - 0.1%
100,000	Boston Properties Inc., Sr. Notes, 6.250% due 1/15/13	108,068

Savings and Loans - 0.5%
175,000	Astoria Financial Corp., Notes, 5.750% due 10/15/12	181,505
150,000	Independence Community Bank Corp., Notes, 3.500% due 6/20/13	145,495
140,000	Webster Bank, Sub. Notes, 5.875% due 1/15/13	146,816

		473,816

	TOTAL FINANCIAL	4,354,172

INDUSTRIAL - 0.9%

Aerospace/Defense - 0.2%
150,000	Goodrich Corp., Notes, 7.500% due 4/15/08 +	167,764

Building Materials - 0.2%
150,000	Masco Corp., Bonds, 6.500% due 8/15/32	162,330

Road and Rail - 0.2%
200,000	Union Pacific Corp., 5.404% due 7/2/25	206,197

Textiles - 0.3%
250,000	Cintas Corp., 6.000% due 6/1/12	274,963

	TOTAL INDUSTRIAL	811,254

UTILITIES - 0.3%

Electric - 0.2%
150,000	Dominion Resources, Inc., Sr. Notes, 6.250% due 6/30/12	163,156

Water - 0.1%
150,000	United Utilities PLC, Bonds, 4.550% due 6/19/18	137,154

	TOTAL UTILITIES	300,310

	TOTAL CORPORATE BONDS AND NOTES (Cost - $9,714,562)	9,923,625

SOVEREIGN BONDS - 0.3%
Canada - 0.3%
250,000	Province Of Ontario, Notes, 3.282% due 3/28/08 (Cost - $250,213)	249,233

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount	Security	Value
ASSET-BACKED SECURITIES - 1.8%
$150,000	Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due 10/20/23	$158,256
625,000	Capital One Master Trust, Series 2001-5, Class A, 5.300% due 6/15/09	652,309
500,000	Household Automotive Trust, Series 2003-1, Class A3, 1.730% due 12/17/07	497,740
250,000	Prime Credit Card Master Trust, Series 2000-1, Class A, 6.700% due 10/15/09	261,336
80,396	Residential Asset Securities Corp., Series 1999-KS2, Class AI7, 7.390% due 6/25/28	81,289
23,297	Soundview Home Equity Loan Trust, Series 2000-1, Class AIF, 8.640% due 5/25/30	24,235

	TOTAL ASSET-BACKED SECURITIES (Cost - $1,867,380)	1,675,165

	SUB-TOTAL INVESTMENTS (Cost - $87,073,874)	89,372,889

REPURCHASE AGREEMENTS - 13.8%
3,000,000	Deutsche Bank Securities Inc. dated 9/30/04, 1.830% due 10/1/04; Proceeds at maturity - $3,000,153; (Fully collateralized by various U.S. Government Agencies and Obligation, 0.000% to 10.700% due 9/15/14 to 9/15/34; Market value - $3,060,005) (b)	3,000,000
3,000,000	Merrill Lynch & Co. dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $3,000,154; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 6.050% due 10/8/04 to 8/4/28; Market value - $3,060,021) (b)	3,000,000
2,283,000	Morgan Stanley dated 9/30/04, 1.840% due 10/1/04; Proceeds at maturity - $2,283,117; (Fully collateralized by various U.S. Government Agency Obligations and International Bank Reconciliation and Development Notes, 0.000% to 7.325% due 3/15/05 to 4/7/28; Market value - $2,344,763)	2,283,000
1,302,000	State Street Bank and Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $1,302,058; (Fully collateralized by Federal National Mortgage Association Notes, 6.250% due 3/5/12; Market value - $1,330,713)	1,302,000
3,000,000	UBS Securities LLC. dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $3,000,154; (Fully collateralized by various U.S. Government Agency Obligations and International Bank Reconstruction and Development Notes, 0.000% to 8.875% due 1/15/05 to 5/15/30; Market value - $3,060,005) (b)	3,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $12,585,000)	12,585,000

	TOTAL INVESTMENTS - 111.9% (Cost - $99,658,874*)	101,957,889
	Liabilities in Excess of Other Assets - (11.9%)	(10,868,782)

	TOTAL NET ASSETS - 100.0%	$91,089,107

LOANED SECURITIES COLLATERAL
$10,734,471	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $10,734,471)	$10,734,471

(a)	Non-income producing security.
(b)	All or a portion of this security is segregated for to-be-announced securities.
(c)	All or a portion of this security is acquired under mortgage dollar roll agreement.
(d)	Security is traded on a to-be-announced basis.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
+	All or a portion of this security is on loan.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Variable Total Return Fund (“Fund”), a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Securities maturing within 60 days are valued at cost plus accreted Securities maturing within 60 days are valued at cost, plus accreted discount, or minus amortized premium, which approximates value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities - The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

Notes to Schedule of Investments (unaudited) (continued)

(d) Securities Traded on a To-Be-Announced Basis - The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, for example the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, Cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls - The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase the securities may be limited.

(f) Investment Transactions - Security transactions are accounted for on trade date.

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,606,865
Gross unrealized depreciation	(5,307,850)

Net unrealized appreciation	$2,299,015

At September 30, 2004, the Fund loaned stocks having a market value of $10,505,116. The Fund received cash collateral amounting to $10,734,471 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a rule 2a-7 Money Market Fund.

The average monthly balance of mortgage dollar rolls outstanding during the nine months ended September 30, 2004 was $9,683,029. At September 30, 2004, the Fund had outstanding mortgage dollar rolls with a total cost of $10,425,183.

At September 30, 2004, the Fund held TBA Securities with a cost of $10,425,183

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 24, 2004

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date	November 24, 2004